PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Depreciation	$ 489	$ 1,112	$ 2,119	$ 2,304
Impairment loss for property plant and equipment	$ 0	$ 0	$ 0	$ 0